DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Liquidity and Capital Resources (FY) (Details) - USD ($)	Aug. 28, 2020	Sep. 30, 2021	Dec. 31, 2020
Liquidity and Capital Resources [Abstract]
Cash		$ 1,232,020	$ 1,478,928
Working capital		34,727	1,300,000
Sponsor [Member] | Founder Shares [Member] | Class B Ordinary Shares [Member]
Liquidity and Capital Resources [Abstract]
Contribution	$ 25,000
Sponsor [Member] | Promissory Note [Member]
Liquidity and Capital Resources [Abstract]
Related party transaction	$ 300,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Liquidity and Capital Resources [Abstract]
Related party outstanding borrowings		$ 0	$ 0